SCUDDER SECURITIES TRUST

 Supplement to the Statement of Additional Information dated September 9, 1996.

The following text replaces the text under "Financial Statements" on page 50.


                              FINANCIAL STATEMENTS

The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights of Scudder 21st Century Growth Fund are incorporated by reference and attached hereto, and are hereby deemed to be part of the Statement of Additional Information.










April 7, 1997